Directors’ and key management personnel remuneration - Summary of aggregate remuneration calculated in accordance with UK companies act 2006 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [Line Items]
Emoluments	$ 10,740	$ 8,369	$ 7,461
Long-term incentive plans	1,717	8,746	8,746
Total	12,457	17,115	16,207
Aggregate pension contribution to defined contribution plans	109	186	155
Aggregate remuneration, including pension contributions	12,487	17,141	16,227
– Rio Tinto plc
Disclosure of net defined benefit liability (asset) [Line Items]
Aggregate pension contribution to defined contribution plans	30	26	20
Aggregate remuneration, including pension contributions	11,406	16,185	15,184
– Rio Tinto Limited
Disclosure of net defined benefit liability (asset) [Line Items]
Aggregate pension contribution to defined contribution plans	0	0	0
Aggregate remuneration, including pension contributions	$ 1,081	$ 956	$ 1,043